STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

On January 12, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, as representative of the underwriters, relating to the Company’s initial public offering (the “Offering”) of 172,500 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share (“common stock”), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 22,500 shares of the Company’s common stock, at an Offering price of $50.00 per share. Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $62.50, which is equal to 125% of the Offering price (the “Warrant”).

The Shares were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-268484), as amended (the “Registration Statement”), and filed with the Securities and Exchange Commission (the “Commission”) the final prospectus filed with the Commission pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement was declared effective by the Commission on January 12, 2023. The closing of the Offering for the Shares took place on January 18, 2023 with proceeds of $7,560,354, net of $1,064,646 of issuance costs, which included 22,500 shares sold by the Company upon the exercise by the underwriters of the over-allotment option in full. The Company used the net proceeds from the Offering for team expansion, marketing, general and administrative corporate purposes, including working capital and capital expenditures.

In January 2023, the Company issued 70,000 shares to the Pre-IPO funding investors pursuant to the exercise of their warrants at fair value of $10.00 per share.

In January 2023, the Company issued 12,731 shares to Boustead Securities, LLC pursuant to the cashless exercise of their 16,448 warrants.

On January 13, 2023, in connection with the Offering, the Company commenced trading on The Nasdaq Capital Market under ticker symbol “MGOL.”

In November and December 2023, the Company issued 1,125 shares of common stock for consulting services at fair value of $5,281.

In November and December 2023, the Company issued 1,334 shares for the vested Restricted Stock Units issued to directors at fair value of $6,666.

On July 18, 2024, the Company effected a reverse stock split of the Company’s common stock at a ratio of 1-for-10.

During the year ended December 31, 2022, the Company had the following common stock transactions:

The Company issued 192,500 shares with proceeds of $1,712,564 from Pre-IPO funding, net of issuance costs of $212,436. 14,123 shares were issued to consultants for services at fair value of $141,731 and 3,000 shares were issued to a consultant for services at fair value of $30,000. The shares issued to consultants were valued using a Black-Scholes valuation using the following assumptions:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%

Warrants

For the year ended December 31, 2021, the Company issued a total of 5,425 five-year warrants to Boustead Securities, LLC, an investment banking firm, with an exercise price of $10.00 per share. Upon the issuance of the warrant as compensation for its services as an investment banker, the warrant was categorized as equity and the fair value of $54,217 was recorded as transaction expense for the year ended December 31, 2021. On January 20, 2023, these warrants were exercised for a price of $10.00 with proceeds from the exercise recorded as additional paid in capital.

For the year ended December 31, 2022, the Company issued a total of 88,375 five-year warrants, with an exercise price of $10.00 per share. Included in the issuance was 18,375 warrants to Boustead Securities, LLC (“Boustead”) as compensation for its services as an underwriter. The warrants were categorized as equity and the fair value of $183,686 was recorded as a transaction expense. In November 2022, 23,800 warrants were cancelled upon a mutual agreement between the Company and Boustead.

As part of the IPO and underwriting agreements in January 2023, the Company issued to Boustead a total of 8,625 warrants, which expire in three years, and have an exercise price of $62.50 per share. On January 20, 2023, Boustead exercised 8,625 warrants in a cashless exercise transaction. In addition, 70,000 of additional outstanding warrants were exercised for a price of $10.00 with proceeds from the exercise recorded as additional paid in capital for the year ended December 31, 2023.

The following is a summary of warrant activity for the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Granted	8,625	10.00	-	-
Forfeited	-	-	-	-
Exercised	(78,625)	10.00	-	-
Outstanding, December 31, 2023	-	$-	-	$-
Exercisable, December 31, 2023	-	$-	-	$-

The following is a summary of warrant activity for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2021	5,425	$10.00	3.98	$-
Granted	88,375	10.00	4.74	-
Forfeited	(23,800)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Exercisable, December 31, 2022	70,000	$10.00	4.70	$-

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions for the warrants issued for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%